Oaktree Asset-Backed Income Fund Inc.
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)

PRIVATE INVESTMENTS - 43.0%	Par	Value
Asset-Based Loans - 26.7% (a)
Consumer Secured - 3.4%
EnFin Residential Solar Finance I LLC, First Lien Revolver, 11.36% (Daily SOFR + 7.00%), 05/02/2028, (0.00% Floor) (b)(c)	$5,000,000	$4,344,706
Page Eleven Funding, First Lien Revolver, 10.61% (Daily SOFR + 6.40%), 10/18/2027, (0.25% Floor) (b)	8,750,000	8,711,500
		13,056,206

Corporate - 2.5%
Guggenheim Investments
10.91%, 01/17/2039 (b)(c)	10,000,000	5,417,689
7.76%, 01/17/2039 (b)(c)	8,000,000	4,408,324
		9,826,013

Equipment - 4.6%
AEF Funding LLC, First Lien Revolver, 13.08% (Daily SOFR + 8.75%), 04/25/2031, (2.00% Floor) (b)(c)	5,000,000	2,266,489
VCI Asset Holdings, First Lien Term Loan, 9.50%, 02/06/2031	15,071,818	15,523,973
		17,790,462

Infrastructure - 4.2%
Allo Communications LLC, First Lien Delay Draw Term Loan, 15.50% (7.50% cash, 8.00% PIK), 04/16/2032 (b)	5,341,349	5,263,365
Jonah Energy South Texas, Term Loan, 9.70%, 04/01/2030 (b)	9,800,000	9,702,000
Total Play Telecomunicaciones SAB de CV, First Lien, 11.13%, 12/31/2032	1,250,000	1,133,567
		16,098,932

Other - 6.5%
BP LPI, Class B Notes, 13.67% (1 mo. Term SOFR + 10.00%), 12/22/2031, (2.50% Floor) (b)	25,299,337	25,003,334
BP LPI, Class B, Delay Draw Notes, 11.22% (1 mo. Term SOFR + 10.00%), 12/22/2031, (2.50% Floor) (b)(c)	11,700,663	0
		25,003,334

Real Estate - 2.6%
Deutsche Pfandbriefbank AG, 20.43%, 01/31/2032 (b)	9,979,772	9,979,772

Transportation - 2.9%
GASL, First Lien Revolver, 6.30%, 12/15/2030 (b)(c)	10,625,000	6,413,730
Hertz Vehicle Financing III LLC, 9.28%, 06/28/2028 (b)	5,000,000	4,987,500
		11,401,230
Total Asset-Based Loans		103,155,949

Equity - 16.3%
Consumer Secured - 2.3%	Shares
Time Forward Flow Purchase Agreement Loan Portfolio (b)(c)(d)	24,000,000	8,806,401

Consumer Unsecured - 5.7%
Santander Bank N.A. Loan Portfolio (b)	22,465,563	21,928,636

Corporate - 1.0%
Roper/Outgo Forward Flow Loan Portfolio (b)(c)(d)	20,000,000	3,795,894

Equipment - 6.6%
Home Depot Inc/The Equity Private (b)(c)(d)	3,600,000	487,115
Midland Equipment Finance Portfolio Loan Portfolio (b)(d)	19,468,260	19,575,277
Sundvall Leasing LLC (b)(c)	7,000,000	3,976,489
VCI Intermediate TopCo LLC (b)	1,507,182	1,492,110
		25,530,991

Real Estate - 0.7%
Hometap Private Placement Equity (b)(c)	20,000,000	2,400,000
LCP Early Education JV LLC (b)(c)(d)	5,500,000	561,014
		2,961,014
Total Equity		63,022,936

Warrants - 0.0% (e)
Equipment - 0.0% (e)
AEF Funding LLC (Exercise price: $44.38, Expiration: 05/29/2029) (b)(f)	1,250	13,375
TOTAL PRIVATE INVESTMENTS (Cost $167,380,310)		166,192,260

PUBLIC SECURITIES - 42.0%	Par	Value
Asset-Backed Securities - 41.2% (a)
Collateralized Loan Obligation - 31.3% (a)
AB BSL CLO Ltd.
Series 2020-1A, Class D2R2, 8.22% (3 mo. Term SOFR + 4.55%), 10/15/2038, (4.55% Floor) (g)	3,000,000	2,921,535
Series 2025-7A, Class E, 9.27% (3 mo. Term SOFR + 5.60%), 01/15/2039, (5.60% Floor) (g)	5,000,000	4,888,590
ABPCI Direct Lending Fund CLO LLC, Series 2017-1A, Class ERR, 11.17% (3 mo. Term SOFR + 7.50%), 07/20/2037, (7.50% Floor) (g)	3,000,000	2,955,453
AGL CLO Ltd., Series 2022-20A, Class ER, 10.07% (3 mo. Term SOFR + 6.40%), 10/20/2037, (6.40% Floor) (g)	2,500,000	2,298,742
AMMC CDO, Series 2022-27A, Class ER, 8.82% (3 mo. Term SOFR + 5.15%), 01/20/2037, (5.15% Floor) (g)	2,000,000	1,931,026
Anchorage Capital CLO Ltd., Series 2024-28A, Class ER, 9.07% (3 mo. Term SOFR + 5.40%), 04/20/2037, (5.40% Floor) (g)	3,000,000	2,765,394
ARES CLO
Series 2019-53A, Class D2R2, 7.92% (3 mo. Term SOFR + 4.25%), 10/24/2036, (4.25% Floor) (g)	2,750,000	2,729,474
Series 2022-65A, Class DR, 6.62% (3 mo. Term SOFR + 2.95%), 07/25/2034, (2.95% Floor) (g)	3,750,000	3,643,279
Series 2023-70A, Class ER, 9.17% (3 mo. Term SOFR + 5.50%), 01/25/2039, (5.50% Floor) (g)	7,000,000	6,747,223
Bain Capital Credit CLO
Series 2020-4A, Class DAR2, 6.62% (3 mo. Term SOFR + 2.95%), 10/20/2036, (2.95% Floor) (g)	3,000,000	2,917,020
Series 2024-6A, Class D2, 7.67% (3 mo. Term SOFR + 4.00%), 01/21/2038, (4.00% Floor) (g)	2,000,000	1,957,982
Birch Grove CLO, Series 2021-2A, Class D1R, 6.82% (3 mo. Term SOFR + 3.15%), 10/19/2037, (3.15% Floor) (g)	1,500,000	1,476,336
Bridge Street CLO Ltd., Series 2025-1A, Class E, 9.02% (3 mo. Term SOFR + 5.35%), 04/20/2038, (5.35% Floor) (g)	3,770,000	3,691,083
Brightwood Capital MM, Series 2019-1A, Class DR, 8.46% (3 mo. Term SOFR + 4.79%), 10/15/2034, (4.79% Floor) (g)	1,500,000	1,489,204
CBAMR Ltd., Series 2020-12A, Class D2R2, 7.92% (3 mo. Term SOFR + 4.25%), 01/20/2039, (4.25% Floor) (g)	2,500,000	2,407,450
CIFC Funding Ltd.
Series 2015-4A, Class D2R3, 7.39% (3 mo. Term SOFR + 3.75%), 01/17/2039, (3.75% Floor) (g)	5,000,000	4,813,960
Series 2020-3A, Class ER2, 8.47% (3 mo. Term SOFR + 4.80%), 10/20/2038, (4.80% Floor) (g)	2,000,000	1,954,930
Series 2021-3A, Class ER, 8.52% (3 mo. Term SOFR + 4.85%), 10/15/2038, (4.85% Floor) (g)	1,000,000	978,845
Dryden Senior Loan Fund
Series 2022-112A, Class D1R2, 6.65% (3 mo. Term SOFR + 3.00%), 11/15/2036, (3.00% Floor) (g)	1,500,000	1,471,918
Series 2023-105A, Class ER, 10.79% (3 mo. Term SOFR + 7.12%), 04/15/2038, (7.12% Floor) (g)	2,500,000	2,510,855
Eldridge CLO Ltd.
Series 2025-2A, Class D2, 8.63% (3 mo. Term SOFR + 4.95%), 01/15/2038, (4.95% Floor) (g)	5,700,000	5,609,074
Series 2025-2A, Class E, 10.58% (3 mo. Term SOFR + 6.90%), 01/15/2038, (6.90% Floor) (g)	2,500,000	2,457,498
Fortress Credit BSL Ltd.
Series 2023-2A, Class D1R, 7.17% (3 mo. Term SOFR + 3.50%), 07/24/2036, (3.50% Floor) (g)	4,000,000	4,007,984
Series 2023-3A, Class ER, 9.27% (3 mo. Term SOFR + 5.60%), 01/23/2037, (5.60% Floor) (g)	2,000,000	1,843,494
Series 2025-2A, Class D2, 8.27% (3 mo. Term SOFR + 4.60%), 10/15/2038, (4.60% Floor) (g)	2,000,000	2,008,950
Fortress Credit Opportunities, Series 2022-19A, Class DR, 7.82% (3 mo. Term SOFR + 4.15%), 10/15/2036, (4.15% Floor) (g)	2,000,000	1,974,154
Goldentree Loan Opportunities Ltd.
Series 2022-16A, Class DJRR, 7.17% (3 mo. Term SOFR + 3.50%), 01/20/2038, (3.50% Floor) (g)	1,000,000	953,487
Series 2022-16A, Class ERR, 8.17% (3 mo. Term SOFR + 4.50%), 01/20/2038, (4.50% Floor) (g)	2,500,000	2,446,455
Halsey Point CLO Ltd., Series 2019-1A, Class D1R, 7.47% (3 mo. Term SOFR + 3.80%), 10/20/2037, (3.80% Floor) (g)	2,500,000	2,449,003
Hartwick Park CLO Ltd., Series 2023-1A, Class DR, 6.37% (3 mo. Term SOFR + 2.70%), 01/20/2037, (2.70% Floor) (g)	3,000,000	2,914,245
Harvest US CLO, Series 2023-1A, Class ER, 9.77% (3 mo. Term SOFR + 6.10%), 01/15/2037, (6.10% Floor) (g)	3,000,000	2,806,677
Kennedy Lewis CLO Ltd., Series 2024-20A, Class E, 9.02% (3 mo. Term SOFR + 5.35%), 01/25/2038, (5.35% Floor) (g)	2,000,000	1,959,206
Marble Point CLO, Series 2020-3A, Class D1R2, 6.67% (3 mo. Term SOFR + 3.00%), 10/19/2038, (3.00% Floor) (g)	4,600,000	4,510,659
Neuberger Berman CLO Ltd.
Series 2017-16SA, Class D1R2, 6.37% (3 mo. Term SOFR + 2.70%), 04/15/2039, (2.70% Floor) (g)	1,387,000	1,376,704
Series 2022-47A, Class DR, 6.47% (3 mo. Term SOFR + 2.80%), 04/16/2035, (2.80% Floor) (g)	1,750,000	1,702,624
Series 2022-49A, Class ER2, 8.52% (3 mo. Term SOFR + 4.85%), 12/25/2037, (4.85% Floor) (g)	3,000,000	2,895,483
Regatta Funding Ltd., Series 2021-2A, Class D1R, 6.27% (3 mo. Term SOFR + 2.60%), 01/15/2038, (2.60% Floor) (g)	2,675,000	2,596,425
Rockford Tower CLO Ltd.
Series 2023-1A, Class D1R, 6.82% (3 mo. Term SOFR + 3.15%), 03/15/2038, (3.15% Floor) (g)	5,000,000	4,999,570
Series 2024-2A, Class D1, 7.17% (3 mo. Term SOFR + 3.50%), 10/20/2037, (3.50% Floor) (g)	1,500,000	1,473,040
Series 2025-2A, Class D1, 7.02% (3 mo. Term SOFR + 3.35%), 03/31/2038, (3.35% Floor) (g)	3,000,000	2,960,430
RR Ltd.
Series 2022-24A, Class DR2, 9.17% (3 mo. Term SOFR + 5.50%), 01/15/2037, (5.50% Floor) (g)	1,000,000	964,322
Series 2025-37A, Class C2, 7.37% (3 mo. Term SOFR + 3.70%), 04/15/2038, (3.70% Floor) (g)	2,250,000	2,131,195
Trinitas CLO Ltd., Series 2023-25A, Class ER, 9.37% (3 mo. Term SOFR + 5.70%), 01/23/2039, (5.70% Floor) (g)	7,800,000	7,629,866
		121,220,844

Consumer - 1.3%
PAR Issuer Trust, Series 2026-1A, Class B, 7.84%, 12/15/2032 (g)	5,000,000	4,999,880

Consumer Secured - 2.6%
CPS Auto Trust, Series 2026-1, Class A, 8.75%, 05/17/2033 (g)	10,000,000	9,992,676

Corporate - 4.3%
Avis Budget Car Rental LLC
Series 2023-8A, Class D, 7.52%, 02/20/2030 (g)	3,000,000	3,027,417
Series 2024-1A, Class D, 7.20%, 06/20/2030 (g)	2,500,000	2,444,455
FHF Trust, Series 2024-1A, Class C, 7.42%, 05/15/2031 (g)	1,250,000	1,237,296
Kinetic ABS Issuer LLC, Series 2026-1A, Class C, 7.65%, 02/25/2056 (g)	3,500,000	3,516,585
Metronet Systems Holdings LLC, Series 2026-1A, Class C, 7.10%, 04/20/2056 (g)	3,000,000	2,966,015
Reach Financial LLC, Series 2026-1A, Class E, 6.45%, 02/15/2033 (g)	2,000,000	1,960,748
Veros Automobile Receivables Trust, Series 2026-1, Class E, 7.74%, 07/15/2031 (g)	1,500,000	1,490,915
		16,643,431

Transportation - 1.7%
Prop
Series 2017-1, Class A, 5.30%, 03/15/2042 (b)	1,539,738	1,477,841
Series 2017-1, Class B, 6.90%, 03/15/2042 (b)	532,177	406,264
Spirit Airlines Pass Through Trust, Series 2025-1, Class B, 11.00%, 02/15/2030 (b)	5,000,000	4,750,000
		6,634,105
Total Asset-Backed Securities		159,490,936

Residential Mortgage-Backed Securities - 0.8% Corporate - 0.8%
JP Morgan Mortgage Trust, Series 2024-VIS1, Class B2, 8.04%, 07/25/2064 (g)(h)	3,120,000	3,134,761
TOTAL PUBLIC SECURITIES (Cost $166,578,672)		162,625,697

SHORT-TERM INVESTMENTS – 13.9%
MONEY MARKET FUNDS - 13.9%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (i)	53,800,802	53,800,802
TOTAL MONEY MARKET FUNDS (Cost $53,800,802)		53,800,802

TOTAL INVESTMENTS - 98.9% (Cost $387,759,784)		382,618,759
Other Assets in Excess of Liabilities - 1.1%		4,083,372
TOTAL NET ASSETS - 100.0%		$386,702,131

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
PIK - Payment in Kind
SOFR - Secured Overnight Financing Rate

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $156,168,825 or 40.4% of net assets as of March 31, 2026.

(c)	As of March 31, 2026, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisﬁed. All values are reﬂected at par.
Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
AEF Funding LLC	First Lien Revolver	$5,000,000	$2,265,586	$2,734,414
BP LPI	Class B, Delay Draw Notes	11,700,663	0	11,700,663
EnFin Residential Solar Finance I LLC	First Lien Revolver	5,000,000	4,341,667	658,333
GASL	First Lien Revolver	10,625,000	6,426,764	4,198,236
Guggenheim Investments		10,000,000	5,555,556	4,444,444
Guggenheim Investments		8,000,000	4,444,445	3,555,555
Home Depot Inc/The Equity Private		3,600,000	470,233	3,129,767
Hometap Private Placement Equity		20,000,000	2,400,000	17,600,000
LCP Early Education JV LLC		5,500,000	539,437	4,960,563
Roper/Outgo Forward Flow Loan Portfolio		20,000,000	3,795,894	16,204,106
Sundvall Leasing LLC		7,000,000	3,995,267	3,004,733
Time Forward Flow Purchase Agreement Loan Portfolio		24,000,000	8,621,370	15,378,630
		$130,425,663	$42,856,219	$87,569,444

(d) The table below shows investments that are held through the Aggregator entities. The Aggregator entities represent equity interests in entities that provide loans to borrowers/issuers, either by committing and funding these transactions entirely withtheir own capital or alongside affiliates.

Investment	Issuer
Home Depot Inc/The Equity Private	ABF Equipment Financing Secondary Holdings 2025-1, LLC (Delaware), ABF Equipment Financing Loan Holdings 2025-1, LLC (Delaware), ABF Equipment Financing Lease Holdings 2025-1, LLC (Delaware)
LCP Early Education JV LLC	LCP-Oaktree JV 1 LLC
Midland Equipment Finance Portfolio Loan Portfolio	ABF Equipment Financing Secondary Holdings 2025-1, LLC (Delaware), ABF Equipment Financing Loan Holdings 2025-1, LLC (Delaware), ABF Equipment Financing Lease Holdings 2025-1, LLC (Delaware)
Roper/Outgo Forward Flow Loan Portfolio	BF TF Purchaser 2025-1, LLC (Delaware)
Time Forward Flow Purchase Agreement Loan Portfolio	ABF Home Improvement Purchaser 2025-1, LLC (Delaware), ABF Home Improvement Borrower 2025-1, LLC (Delaware)

(e)	Represents less than 0.05% of net assets.
(f)	Non-income producing security.
(g)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualiﬁed institutional investors. As of March 31, 2026, the value of these securities total $155,991,592 or 40.3% of the Fund’s net assets.

(h)
Coupon rate may be variable or ﬂoating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2026.

(i)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Allocation of Portfolio Holdings by Country as of March 31, 2026 (% of Net Assets)

United States	$277,148,594	71.7%
Cayman Islands	64,439,682	16.7
Jersey	31,302,728	8.0
Bermuda	8,594,188	2.2
Mexico	1,133,567	0.3
Other Assets in Excess of Liabilities	4,083,372	1.1
	$386,702,131	100.0%

Oaktree Asset-Backed Income Fund Inc.

The following table summarizes the Fund's investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Private Investments:
Asset-Based Loans	$–	$16,657,540	$86,498,409	$103,155,949
Equity	–	–	63,022,936	63,022,936
Warrants	–	–	13,375	13,375
Private Investments - Total	–	16,657,540	149,534,720	166,192,260
Public Securities:
Asset-Backed Securities	$–	$152,856,831	$6,634,105	$159,490,936
Residential Mortgage-Backed Securities	–	3,134,761	–	3,134,761
Public Securities - Total	–	155,991,592	6,634,105	162,625,697
Money Market Funds	53,800,802	–	–	53,800,802
Total Investments	$53,800,802	$172,649,132	$156,168,825	$382,618,759

Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments *	$–	$–	$(112,422)	$(112,422)
Total Other Financial Instruments	$–	$–	$(112,422)	$(112,422)

* The fair value of the Fund's investment represents the unrealized depreciation as of March 31, 2026.

For further information regarding security characteristics, see the Consolidated Schedule of investments.